January 30, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Investment Trust II (the “Registrant”); File No. 811-08333

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen Rittenhouse Growth Fund into Nuveen Santa Barbara Dividend Growth Fund, each a series of the Registrant.

Please contact the undersigned at (312) 609-7785 if you have questions or comments regarding the filing.

Very truly yours,

/s/Corey L. Zarse

CLZ/kc

Enclosures